EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of equity [Abstract]
Disclosure of treasury shares [text block]
We present below the treasury stock owned by the Group entities at December 31, 2018, 2017 and 2016:

	2018	2017	2016

Atlantic Security Holding Corporation	14,620,846	14,620,846	14,620,846
Share-based compensation plans, Note 19	260,548	276,011	277,436
Others	1,880	5,151	17,255
	14,883,274	14,902,008	14,915,537

Disclosure of reserves within equity [text block]
“Other reserves” include unrealized gains (losses) on fair value through other comprehensive investments (available-for-sale investments under IAS 39, at December 31, 2017 and 2016) and on cash flow hedges derivative instruments, net of deferred income tax and non-controlling interest. Movement was as follows:

	Net unrealized gains (losses):
	Reserve for investments at fair value through other comprehensive income	Reserve for available-for- sale investments	Reserve for cash flow hedges	Foreign currency translation reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balance at January 1, 2016	–	652,904	45,050	64,741	762,695
Increase in net unrealized gains on investments	–	554,869	–	–	554,869
Transfer of net realized gains on investments to profit or loss, net of realized loss	–	(75,444)	–	–	(75,444)
Transfer of the impairment loss on investments to profit or loss, Note 23	–	14,459	–	–	14,459
Change in net unrealized gains on cash flow hedges	–	–	(16,724)	–	(16,724)
Transfer of net realized losses on cash flow hedges to profit or loss	–	–	(3,676)	–	(3,676)
Foreign exchange translation	–	–	–	(26,448)	(26,448)
Balance at December 31, 2016	–	1,146,788	24,650	38,293	1,209,731
Increase in net unrealized gains on investments	–	873,868	–	–	873,868
Transfer of net realized gains on investments to profit or loss, net of realized loss	–	(517,006)	–	–	(517,006)
Transfer of the impairment loss on investments to profit or loss Note 23	–	766	–	–	766
Change in net unrealized loss on cash flow hedges	–	–	(59,709)	–	(59,709)
Transfer of net realized losses on cash flow hedges to profit or loss	–	–	2,278	–	2,278
Foreign exchange translation	–	–	–	(54,334)	(54,334)
Balance at December 31, 2017	–	1,504,416	(32,781)	(16,041)	1,455,594
Change in accounting policy, Note 3(a)(i)	1,285,458	(1,504,416)	–	–	(218,958)
Balance at December 31, 2017 - Restated	1,285,458	–	(32,781)	(16,041)	1,236,636
Decrease in net unrealized gains on investments	(562,545)	–	–	–	(562,545)
Transfer of net realized gains on investments to profit or loss, net of realized loss	(38,983)	–	–	–	(38,983)
Credit loss of investments recorded against profit or loss, Note 23	(1,909)	–	–	–	(1,909)
Change in net unrealized gains on cash flow hedges	–	–	73,263	–	73,263
Transfer of net realized losses on cash flow hedges to profit or loss	–	–	(43,643)	–	(43,643)
Foreign exchange translation	–	–	–	45,634	45,634
Balance at December 31, 2018	682,021	–	(3,161)	29,593	708,453

Disclosure of analysis of other comprehensive income by item [text block]
The consolidated statement of comprehensive income includes other comprehensive income from fair value through other comprehensive income investments under IFRS 9 (available-for-sale investments under IAS 39, at December 31, 2018) and derivatives financial instruments used as cash flow hedges; their movements are as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Investments at fair value through other comprehensive income:
Unrealized losses on investments	(583,385)	–	–
Transfer of realized gains on available-for-sale investments to profit or loss, net of realized losses	(38,983)	–	–
Transfer of expected losses on investments to profit or loss	(1,909)	–	–
Sub total	(624,277)	–	–
Non-controlling interest	(6,397)	–	–
Income tax	(11,831)	–	–
	(642,505)	–	–

Capital instruments
Unrealized gains	20,840	–	–
Non-controlling interest	(37)	–	–
Income tax	168	–	–
	20,971	–	–

Available-for-sale investments:
Unrealized gains on available-for-sale investments	–	873,868	554,869
Transfer of realized gains on available-for-sale investments to profit or loss, net of realized losses	–	(517,006)	(75,444)
Transfer of impairment losses on available-for-sale investments to profit or loss	–	766	14,459
Sub total	–	357,628	493,884
Non-controlling interest	–	4,120	1,799
Income tax	–	13,962	22,975
	–	375,710	518,658

Cash flow hedge:
Net gains (losses) on cash flow hedges	73,263	(59,709)	(16,724)
Transfer of net realized losses (gains) on cash flow hedges to profit or loss	(43,643)	2,278	(3,676)
Sub total	29,620	(57,431)	(20,400)
Non-controlling interest	679	(1,219)	585
Income tax	10,942	(18,719)	(2,294)
	41,241	(77,369)	(22,109)

Foreign exchange translation:
Exchange gains or losses	45,634	(54,334)	(26,448)
Non-controlling interest	21	107	(123)
	45,655	(54,227)	(26,571)

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Attributable to:
Credicorp's equity holders	(528,183)	245,863	447,036
Non-controlling interest	(5,734)	3,008	2,261
	(533,917)	248,871	449,297